Classification of operating expenses by nature (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Analysis of income and expense [abstract]
Personnel expenses	$ 6,431	$ 7,928
Depreciation and amortization	2,216	829
Depreciation of right-of-use assets	490	283
Taxes and dues	3,939	3,899
Fees and commissions	28,471	27,700
Advertising expenses	15,100	12,540
Other expenses	1,961	673
Total	$ 58,608	$ 53,852